Income Taxes - Summary of Net Deferred Tax Assets (Detail) - USD ($) $ in Thousands	Mar. 28, 2015	Mar. 29, 2014
Deferred tax assets:
Loss and tax credit carry forwards	$ 42,619	$ 41,889
Difference between book and tax basis of property and equipment	2,513	2,344
Interest expense limitations carry forward	9,069	7,525
Inventory allowances	529	608
Other reserves not currently deductible	850	724
Capital lease obligation	2,696	3,204
Expenses not currently deductible	378	419
Other	144	96
Net deferred tax asset before valuation allowance	58,798	56,809
Valuation allowance	(58,798)	(56,809)
Net deferred tax asset	$ 0	$ 0